Related Party Transactions (Details Narrative) - USD ($)									1 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended	25 Months Ended
	Apr. 03, 2023	Jan. 31, 2023	Jan. 30, 2023	Dec. 15, 2022	Nov. 12, 2021	Nov. 01, 2021	Sep. 27, 2021	May 20, 2021	Jul. 31, 2021	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023	Jun. 21, 2023	Mar. 31, 2022	Jun. 10, 2021
Related Party Transaction [Line Items]
Proceeds from related party debt												$ 363,995		$ 363,995
Proceeds from related party debt												$ 300,000
Warrants price, per share											$ 0.01	$ 0.01		$ 0.01
Additional working capital											$ 100,000		$ 100,000	$ 100,000		$ 100,000
Stock issued during period shares new issues				499,992
Stock split, description						a 1 1/3 for 1 forward stock split
Stock issued during period value new issues										$ 25,000
Share price					$ 11.50						$ 10.20		$ 10.20	$ 10.20
Number of shares converted	3,000,000	1,000,000	1,000,000
Sponser [Member]
Related Party Transaction [Line Items]
Additional working capital																$ 100,000
[custom:WorkingCapitalLoan-0]											$ 694,941			$ 694,941
Common Class A [Member]
Related Party Transaction [Line Items]
Share price											$ 18.00		$ 18.00	$ 18.00
Number of shares converted		1,000,000
Conversion of class B common stock to class A, shares		1,000,000
Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues		791,667
Number of shares converted		1,000,000
Conversion of class B common stock to class A, shares	3,000,000	1,000.00
Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues						4,791,667		4,312,500
Number of shares forfeited							718,750
Stock split, description						the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues						4,791,667
Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues						4,791,667		4,312,500
Number of shares forfeited							718,750
Stock split, description						a 1 1/3 for 1 forward stock split
Stock issued during period value new issues						$ 25,000
Share price						$ 0.005
Founder Shares [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Share price						$ 12.00
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues						4,791,667
Stock split, description						the Company effected a recapitalization whereby a 1 1/3 for 1 forward stock split of its Class B common stock was completed so that the Sponsor owns an aggregate of 4,791,667 founder shares.
IPO [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues					14,375,000
Share price					$ 0.20
IPO [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues											14,375,000		14,375,000
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount															$ 769,941
Unsecured Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt									$ 300,000
Unsecured Promissory Note [Member] | IPO [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																	$ 300,000
Working Capital Loans [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants price, per share											$ 1.00		$ 1.00	$ 1.00
Debt conversion, converted instrument, warrants											1,500,000		1,500,000
Debt conversion, converted instrument, amount											$ 1,500,000		$ 1,500,000